CONTRACT ASSETS, NET (Details)	6 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)
CONTRACT ASSETS, NET
Contract assets	$ 6,987,268			¥ 45,645,343		¥ 31,677,348
Impairment of contract assets	(3,578)			(23,377)	$ (21,394)	(139,762)	¥ (162,213)
Total contract assets, net	$ 6,983,690			¥ 45,621,966		¥ 31,537,586
Percentage of contract assets, net subsequently realized	7.60%	7.60%
Contract assets, net subsequently realized	$ 530,923	¥ 3,468,331
Net recovery of impairment of contract asset	$ 13,090	¥ 85,514	¥ 18,976